Property, plant and equipment (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipments [Abstract]
Land		$ 32,739	$ 32,702
Buildings		230,319	237,585
Other property, plant and equipment		24,862	26,417
Transport equipment		3,257	3,355
Suppliers and accessories		1,872	1,773
Office equipment		487	3,642
Network and communication equipment		1,050	1,686
Mining assets		16,237	24,643
IT equipment		3,401	366
Energy generating assets		7,861	8,191
Construction in progress		165,054	170,710
Machinery, plant and equipment	[1]	950,054	1,021,640
Total		1,437,193	1,532,710	$ 1,683,576
Description of classes of property, plant and equipment [Abstract]
Pumps		33,614	40,306
Conveyor belt		24,832	28,307
Crystallizer		15,519	17,585
Plant equipment		186,885	208,137
Water tanks		11,296	10,614
Filter		18,572	21,484
Facilities or electrical equipment		105,600	111,876
Other machinery, plant and equipment		72,812	57,298
Piping		113,641	124,699
Pond		275,731	299,956
Well		46,802	50,647
Parts		44,750	50,731
Total	[1]	950,054	1,021,640
Gross carrying amount [member]
Property, plant and equipments [Abstract]
Land		32,739	32,702
Buildings		610,264	582,082
Other property, plant and equipment		244,831	253,555
Transport equipment		11,195	10,819
Suppliers and accessories		19,498	18,259
Office equipment		11,105	17,731
Network and communication equipment		7,356	7,522
Mining assets		129,028	158,514
IT equipment		27,038	20,316
Energy generating assets		36,643	34,812
Construction in progress		165,054	170,710
Machinery, plant and equipment		2,938,287	2,833,819
Total		4,233,038	4,140,841	4,023,272
Description of classes of property, plant and equipment [Abstract]
Total		2,938,287	2,833,819
Accumulated depreciation and amortisation [member]
Property, plant and equipments [Abstract]
Buildings		379,945	344,497
Other property, plant and equipment		219,969	227,138
Transport equipment		7,938	7,464
Suppliers and accessories		17,626	16,486
Office equipment		10,618	14,089
Network and communication equipment		6,306	5,836
Mining assets		112,791	133,871
IT equipment		23,637	19,950
Energy generating assets		28,782	26,621
Machinery, plant and equipment		1,988,233	1,812,179
Total		2,795,845	(2,608,131)	$ (2,339,696)
Description of classes of property, plant and equipment [Abstract]
Total		$ 1,988,233	$ 1,812,179

[1]	Any property, plant and equipment (disposal group) that, at the closing date of the financial statements, is subject to a commitment for sale or where the sales process has been initiated and where the sale is expected to occur within twelve months of that date, is classified by the Company as non-current assets held for sale.